Fair Value Measurements - Schedule of the changes in the fair value of financial instruments (FY) (Details) - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022
Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of the changes in the fair value of financial instruments [Line Items]
Fair value, Beginning balance	$ 624,538	$ 377,857	$ 1,425,942	$ 3,086,701	$ 3,086,701
Change in fair value of warrant liabilities	(433,503)	246,681	(541,990)	(1,660,759)	(2,708,844)
Transfer out of Level 3 to Level 1
Fair value, Ending balance	191,035	624,538	883,952	1,425,942	377,857
Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of the changes in the fair value of financial instruments [Line Items]
Fair value, Beginning balance				3,890,177	3,890,177
Change in fair value of warrant liabilities				(2,088,501)	(2,088,501)
Transfer out of Level 3 to Level 1				(1,801,676)	(1,801,676)
Fair value, Ending balance
Representative's Warrants [Member]
Fair Value Measurements (Details) - Schedule of the changes in the fair value of financial instruments [Line Items]
Fair value, Beginning balance	48,386	29,274	110,475	239,144	239,144
Change in fair value of warrant liabilities	(33,585)	19,112	(41,991)	(128,669)	(209,870)
Transfer out of Level 3 to Level 1
Fair value, Ending balance	14,801	48,386	68,484	110,475	29,274
Warrant Liability [Member]
Fair Value Measurements (Details) - Schedule of the changes in the fair value of financial instruments [Line Items]
Fair value, Beginning balance	672,924	407,131	1,536,417	7,216,022	7,216,022
Change in fair value of warrant liabilities	(467,088)	265,793	(583,981)	(3,877,929)	(5,007,215)
Transfer out of Level 3 to Level 1				(1,801,676)	(1,801,676)
Fair value, Ending balance	$ 205,836	$ 672,924	$ 952,436	$ 1,536,417	$ 407,131